Information about the main subsidiaries	12 Months Ended
Jun. 30, 2021
7. Information about the main subsidiaries

7. Information about the main subsidiaries

The Group conducts its business through several operating subsidiaries and holdings. The Group considers that the subsidiaries below are the ones with non-controlling interests material to the Group.

	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	As of June 30, 2021
Subsidiaries with direct participation of Cresud
IRSA	37.78%	13,923	208,859	22,138	117,920	82,724	20,892
Subsidiaries with indirect participation of Cresud
Brasilagro	60.56%	34,002	43,985	12,763	14,383	50,841	31,013
IRSA CP	20.08%	22,652	154,752	13,122	86,269	78,013	5,549

	As of June 30, 2020
Subsidiaries with direct participation of Cresud
IRSA	37.67%	308,988	633,066	215,363	542,463	184,228	98,423
Subsidiaries with indirect participation of Cresud
Brasilagro	66.45%	33,008	12,524	7,692	11,870	25,970	17,256
Elron	38.94%	5,073	5,957	765	214	10,051	6,232
PBC	27.60%	119,149	168,831	39,259	178,421	70,300	28,933
Cellcom (2)	53.80%	82,275	119,854	47,142	112,186	42,801	26,916
Mehadrin	56.25%	19,584	26,794	20,959	5,011	20,408	12,220
IRSA CP	16.73%	22,417	194,627	24,668	78,863	113,513	6,143

	Revenues	Net (loss)/ income	Total comprehensive (loss)/ income	Total comprehensive (loss)/ income attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2021
Subsidiaries with direct participation of Cresud
IRSA	12,978	(37,591)	(11,432)	(7,662)	1,456	67,880	(48,840)	20,496	(2,683)
Subsidiaries with indirect participation of Cresud
Brasilagro	13,035	9,566	9,662	5,894	2,932	(4,094)	17,742	16,580	-
IRSA CP	11,003	(22,537)	131	(21,933)	1,282	9,754	(17,242)	(6,206)	-

	Year ended June 30, 2020
Subsidiaries with direct participation of Cresud
IRSA	21,263	35,651	21,300	14,246	46,731	61,049	(114,343)	(6,563)	(3,429)
Subsidiaries with indirect participation of Cresud
Brasilagro	11,423	3,557	(4,057)	(2,696)	1,945	(1,060)	13	898	-
Elron	-	(2,665)	(2,800)	8,321	(1,166)	526	1,313	673	-
PBC	18,490	18,997	18,272	29,418	9,505	35,856	(30,406)	14,955	2,529
Cellcom (2)	84,226	(3,106)	(3,154)	802	22,401	(11,152)	(9,498)	1,751	-
Mehadrin	2,932	159	185	377	369	(105)	(369)	(105)	26
IRSA CP	17,532	27,266	27,644	1,598	7,345	(4,325)	(5,350)	(2,330)	(220)

(1)	Corresponds to the direct interest from the Group.
(2)

DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-à-vis other shareholders, also taking into account the historic voting performance in the Shareholders’ Meetings.